Investment in an Associate - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Investments [Abstract]
Beginning balance		$ 254
Cost of acquisition	7,500
Share of results of an associate	30	(54)
Loss of disposal of an associate		(100)
Consideration received		(50)
Consideration receivables transferred to other receivables		(50)
Ending balance	$ 7,530